BLACKROCK FUNDS V

BlackRock Sustainable Emerging Markets Flexible Bond Fund

(the “Fund”)

Supplement dated June 26, 2023 to the Fund’s

Prospectuses and Statement of Additional Information,

each dated April 28, 2023, as supplemented to date

Effective immediately, any references to the custodian for the Fund are deleted and replaced with:

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PROSAI-EMD-0623SUP